UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 JUNE 2009


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      LISA DEBENHAM
Title:     SENIOR COMPLIANCE EXECUTIVE
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ Lisa Debenham                          LONDON, UK               20 JULY 2009
--------------------------------------     ------------             ------------
             [Signature                    [City, State]               [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
--------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           63
                                           ---------
Form 13F Information Table Value Total:)   1,994,919
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13 F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2009                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101      23,536    2,278,394                     SOLE          NONE            SHARED
Allstate Corp        COM        020002101          15          600                     SOLE          NONE            SHARED
BP Plc ADR           ADR        055622104       3,175       66,600                     SOLE          NONE            SHARED
BankAmerUSD0.01      COM        060505104      37,328    2,827,886                     SOLE          NONE            SHARED
CBS Corp B Shs       COM        124857202       8,890    1,284,700                     SOLE          NONE            SHARED
CPFL EnergiaADR      ADR        126153105      17,821      367,903                     SOLE          NONE            SHARED
Canon ADR            ADR        138006309       3,171       96,100                     SOLE          NONE            SHARED
Chevron Corp         COM        166764100      58,280      879,700                     SOLE          NONE            SHARED
Conagra Foods        COM        205887102      47,877    2,511,924                     SOLE          NONE            SHARED
DeutscheTel ADR      ADR        251566105       2,832      240,000                     SOLE          NONE            SHARED
Du Pont de Nem       COM        263534109          13          500                     SOLE          NONE            SHARED
Edison Intl          COM        281020107          13          400                     SOLE          NONE            SHARED
Fairpoint Comm       COM        305560104           4        7,214                     SOLE          NONE            SHARED
Firstenergy Co       COM        337932107          12          300                     SOLE          NONE            SHARED
Gen Electric         COM        369604103      37,902    3,233,926                     SOLE          NONE            SHARED
General Mills        COM        370334104      29,926      534,200                     SOLE          NONE            SHARED
Genuine Parts        COM        372460105      44,410    1,323,300                     SOLE          NONE            SHARED
GpoAero Pac ADS      ADR        400506101      69,172    2,695,700                     SOLE          NONE            SHARED
Heinz H.J            COM        423074103      51,051    1,429,993                     SOLE          NONE            SHARED
Infosys TechADR      ADR        456788108      37,460    1,018,500                     SOLE          NONE            SHARED
ING Groep ADR        ADR        456837103       1,452      143,152                     SOLE          NONE            SHARED
IShs MSCI EAFE       COM        464287465         678       14,800                     SOLE          NONE            SHARED
Johnson&Johnson      COM        478160104      25,641      451,420                     SOLE          NONE            SHARED
Marathon Oil         COM        565849106          16          525                     SOLE          NONE            SHARED
Merck & Co           COM        589331107      39,403    1,409,260                     SOLE          NONE            SHARED
Microsoft Corp       COM        594918104      60,702    2,553,707                     SOLE          NONE            SHARED
Mobile Tel ADR       ADR        607409109     193,220    5,232,051                     SOLE          NONE            SHARED
Nat Grid ADR         ADR        636274300       1,237       27,351                     SOLE          NONE            SHARED
Nippon Tel ADR       ADR        654624105       2,458      122,900                     SOLE          NONE            SHARED
PNC Financial        COM        693475105           3           66                     SOLE          NONE            SHARED
Pfizer Inc           COM        717081103      38,051    2,536,716                     SOLE          NONE            SHARED
PLDT ADR             ADR        718252604     134,185    2,698,820                     SOLE          NONE            SHARED
Reed Elsev ADR       ADR        758204200       1,841       83,564                     SOLE          NONE            SHARED
Royal Dutch ADR      ADR        780259206       2,791       55,600                     SOLE          NONE            SHARED
Sasol ADR            ADR        803866300       1,553       44,600                     SOLE          NONE            SHARED
Siemens  AG ADR      ADR        826197501       1,273       18,400                     SOLE          NONE            SHARED
TaiwanSMC ADR        ADR        874039100     196,194   20,849,532                     SOLE          NONE            SHARED
Telecom NZ ADR       ADR        879278208         917      105,240                     SOLE          NONE            SHARED
Telefonica ADR       ADR        879382208       3,812       56,149                     SOLE          NONE            SHARED
ToyotaMotor ADR      ADR        892331307       2,652       34,900                     SOLE          NONE            SHARED
Turkcell IM ADR      ADR        900111204       2,021      145,800                     SOLE          NONE            SHARED
US Bancorp           COM        902973304          18        1,000                     SOLE          NONE            SHARED
Unilever PlcADR      ADR        904767704       4,388      186,720                     SOLE          NONE            SHARED
Wells Fargo          COM        949746101      15,866      653,995                     SOLE          NONE            SHARED
Wyeth                COM        983024100      54,963    1,210,900                     SOLE          NONE            SHARED
Total ADR            ADR        89151E109       3,932       72,500                     SOLE          NONE            SHARED
AT & T Inc           COM        00206R102      30,059    1,210,088                     SOLE          NONE            SHARED
AmericaMovilADR      ADR        02364W105     129,995    3,357,307                     SOLE          NONE            SHARED
BSCH ADR             ADR        05964H105       2,412      199,300                     SOLE          NONE            SHARED
Bco Santan ADR       ADR        05965X109      54,312    1,163,257                     SOLE          NONE            SHARED
BanColombia ADR      ADR        05968L102     129,154    4,234,543                     SOLE          NONE            SHARED
Chunghwa N ADR       ADR        17133Q403     199,539   10,062,460                     SOLE          NONE            SHARED
Cisco Systems        COM        17275R102          13          700                     SOLE          NONE            SHARED
Duke Energy          COM        26441C105          22        1,500                     SOLE          NONE            SHARED
Entergy Corp         COM        29364G103          31          400                     SOLE          NONE            SHARED
Exxon Mobil          COM        30231G102          21          300                     SOLE          NONE            SHARED
Glaxo ADR            ADR        37733W105       3,923      111,000                     SOLE          NONE            SHARED
Grupo Tel ADR        ADR        40049J206      97,251    5,720,652                     SOLE          NONE            SHARED
KB Fin ADR           ADR        48241A105         520       15,600                     SOLE          NONE            SHARED
KT Corp ADR          ADR        48268K101       4,598      320,209                     SOLE          NONE            SHARED
Novartis ADR         ADR        66987V109       3,675       90,100                     SOLE          NONE            SHARED
3M Co                COM        88579Y101      37,719      627,600                     SOLE          NONE            SHARED
Verizon Com New      COM        92343V104      39,525    1,286,206                     SOLE          NONE            SHARED
                                            ---------
                                            1,994,919
                                            =========